TCW/DW GLOBAL TELECOM TRUST   Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS May 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the first annual report for TCW/DW Global Telecom Trust, for the fiscal year ended May 31, 1997. The Fund, which commenced operations on August 28, 1996, seeks long-term capital appreciation by investing in a portfolio consisting primarily of securities of domestic and foreign companies operating in all aspects of the telecommunications and information industries. TCW Funds Management, Inc., an affiliate of Trust Company of the West, is the Fund's investment adviser.

PERFORMANCE AND PORTFOLIO COMPOSITION

For the period under review (August 28, 1996, through May 31, 1997), TCW/DW Global Telecom Trust produced a total return of 14.30 percent. This compares to a return of 29.78 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 22.51 percent for the Lipper Science and Technology Funds Index. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund from inception (August 28, 1996) through May 31, 1997, versus a similar investment in the issues that comprise the S&P 500 Index and the Lipper Science and Technology Funds Index.

On May 31, 1997, the Fund's net assets exceeded $122 million, with approximately 60 percent invested in the United States, 20 percent in Europe, 11 percent in Asia and the Pacific Rim and 7 percent in Latin America. At the sector level, approximately 42 percent of the portfolio was invested in transporters of telecommunications, voice, video and data, 20 percent in enabling technology (e.g., Microsoft Corp. and Intel Corp.), 19 percent in content providers (e.g., Sterling Commerce, Inc.) and 17 percent in infrastructure (e.g., Motorola, Inc. and Ericsson (L.M.) Telephone Co. AB).

TELECOMMUNICATIONS MARKET OVERVIEW

The telephone sector underwent considerable pressure during the latter part of 1996 as uncertainty regarding regulation plagued the

TCW/DW GLOBAL TELECOM TRUST
LETTER TO THE SHAREHOLDERS, May 31, 1997, continued

large-capitalization telecommunications companies. Slowing long-distance sales and a court battle between the regional bell operating companies (RBOCs) and the long-distance companies over provisions of the FCC interconnection order placed several stocks under significant pressure. Acknowledging the difficulties faced by most RBOCs and long-distance carriers, TCW has focused the Fund's investments in smaller-cap companies that have developed niche markets and in telecommunications infrastructure companies. In addition, the Fund has considerable exposure to international companies that not only provide diversification, but also are faced with faster-growing underlying economic demands for advanced telecommunication networks.



[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND
ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR
THE PURPOSE OF EDGAR FILING.]


TCW/DW GLOBAL TELECOM TRUST
                              GROWTH OF $10,000

         DATE            TOTAL                 S&P 500            LIPPER
-------------------------------------------------------------------------------
August 28, 1996         $10,000                $10,000            $10,000
-------------------------------------------------------------------------------
August 31, 1996         $10,000                $ 9,827            $10,000
-------------------------------------------------------------------------------
September 30, 1996      $10,410                $10,379            $10,943
-------------------------------------------------------------------------------
October 31, 1996        $10,120                $10,669            $10,764
-------------------------------------------------------------------------------
November 30, 1996       $10,700                $11,471            $11,772
-------------------------------------------------------------------------------
December 31, 1996       $10,490                $11,243            $11,572
-------------------------------------------------------------------------------
January 31, 1997        $11,080                $11,951            $12,475
-------------------------------------------------------------------------------
February 28, 1997       $10,630                $12,040            $11,347
-------------------------------------------------------------------------------
March 31, 1997          $10,190                $11,545            $10,492
-------------------------------------------------------------------------------
April 30, 1997          $10,380                $12,240            $10,948
-------------------------------------------------------------------------------
May 31, 1997            $10,930(3)             $12,978            $12,251
===============================================================================

                    	  CUMULATIVE TOTAL RETURNS
    				 LIFE OF FUND

          ===========================================================
                                     14.30 (1)
          -----------------------------------------------------------
                                      9.30 (2)
          ===========================================================

 ==============================================================================
                      Fund          S&P 500 (4)          LIPPER IX (5)
              -------       -------              -------
 ==============================================================================

Past performance is not predictive of future returns.
---------------------------------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (since inception-5%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 5% CDSC, assuming a complete redemption on May 31, 1997.

(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Science & Technology Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this index.


Based on fears of an overheated economy and higher interest rates, the telecommunications industry underwent significant selling pressures during the first quarter of 1997, that coincided with a 10 percent correction in the stock market. The correction was particularly severe in networking, internet and telecommunication equipment stocks. Despite the severity of the correction on these sectors, the Fund's foreign exposure provided outstanding stability throughout the entire fiscal year.

During May, the Fund benefited from a rally in technology stocks. Wireless equipment companies such as Motorola, Inc., Nokia Corp. and Lucent Technologies, Inc. paced the portfolio as the long-awaited switch to digital in the United States appeared to be coming to fruition.

LOOKING AHEAD

TCW believes that the telecommunications area continues to offer outstanding long-term investment opportunities. Supporting this position are several positive long-term trends, including the worldwide infrastructure expansion of existing communications networks, the growth of wireless networks and the gradual shift from analog to digital technologies.

TCW/DW GLOBAL TELECOM TRUST
LETTER TO THE SHAREHOLDERS, May 31, 1997, continued

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997. A revised prospectus, which includes complete details regarding this change, will be mailed to shareholders in the coming weeks.

We appreciate your support of TCW/DW Global Telecom Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS May 31, 1997

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (98.1%)
            ARGENTINA (0.4%)
            Telecommunications
    10,000  Telecom Argentina Stet - France Telecom S.A. (Class B)(ADR) .....  $  533,750
                                                                             --------------
            BRAZIL (3.0%)
            Cable Television Equipment
   100,000  TV Filme, Inc.* .................................................     975,000
                                                                             --------------
            Telecommunications
    20,000  Telecomunicacoes Brasileiras S.A. - Telebras (ADR) ..............   2,747,500
                                                                             --------------
            TOTAL BRAZIL ....................................................   3,722,500
                                                                             --------------
            CZECH REPUBLIC (0.5%)
            Telecommunications
     7,000  SPT Telekom AS* .................................................     643,582
                                                                             --------------
            FINLAND (1.6%)
            Telecommunications
    30,000  Nokia Corp. (ADR) ...............................................   1,980,000
                                                                             --------------
            HONG KONG (5.1%)
            Telecommunications
   150,000  APT Satellite Holdings Ltd. (ADR) * .............................   2,137,500
   681,500  Asia Satellite Telecommunications Holdings Ltd.  ................   1,908,692
    10,000  Asia Satellite Telecommunications Holdings Ltd.* (ADR) ..........     276,250
 1,000,000  Smartone Telecommunications* ....................................   1,968,250
                                                                             --------------
            TOTAL HONG KONG  ................................................   6,290,692
                                                                             --------------
            HUNGARY (0.8%)
            Cable/Cellular
     2,800  Matav RT* .......................................................     918,685
                                                                             --------------
            INDONESIA (0.9%)
            Telecommunications
   360,000  PT Indosat ......................................................   1,073,191
                                                                             --------------
            ITALY (2.8%)
            Communications Equipment
   800,000  Pirelli SpA .....................................................   1,746,281
                                                                             --------------
            Telecommunications
   600,000  Telecom Italia SpA ..............................................   1,655,772
                                                                             --------------
            TOTAL ITALY  ....................................................   3,402,053
                                                                             --------------
            JAPAN (3.6%)
            Electric & Electrical Equipment
    24,000  Sony Corp. (ADR) ................................................  $2,046,000
                                                                             --------------
            Utilities - Telephone
    50,000  Nippon Telegraph & Telephone (ADR) ..............................   2,343,750
                                                                             --------------
            TOTAL JAPAN  ....................................................   4,389,750
                                                                             --------------
            LUXEMBOURG (1.9%)
            Telecommunications
    50,000  Millicom International Cellular S.A.* ...........................   2,268,750
                                                                             --------------
            NETHERLANDS (3.8%)
            Electronics
    50,000  Philips Electronics NV (ADR)  ...................................   2,800,000
                                                                             --------------
            Telecommunications
    54,000  Koninklijke PTT Nederland NV ....................................   1,890,099
                                                                             --------------
            TOTAL NETHERLANDS ...............................................   4,690,099
                                                                             --------------
            PAKISTAN (1.3%)
            Telecommunications
    25,000  Pakistan Telecommunications Corp. (GDR)* ........................   1,550,000
                                                                             --------------
            PERU (1.7%)
            Telecommunications
    80,000  CPT Telefonica del Peru S.A. (Class B)(ADR) .....................   2,030,000
                                                                             --------------
            PORTUGAL (1.8%)
            Telecommunications
    56,400  Portugal Telecom S.A. (ADR) .....................................   2,171,400
                                                                             --------------

            RUSSIA (1.7%)
            Telecommunications
        22  Rostelecom (RDC) - 144A** * .....................................     823,900
    40,000  Vimpel - Communications (ADR)* ..................................   1,195,000
                                                                             --------------
            TOTAL RUSSIA ....................................................   2,018,900
                                                                             --------------
            SPAIN (1.9%)
            Utilities - Telephone
    80,000  Telefonica de Espana ............................................   2,310,249
                                                                             --------------
            SWEDEN (1.9%)
            Utilities - Telephone
    66,000  Ericsson (L.M.) Telephone Co. AB (ADR) ..........................   2,351,250
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS May 31, 1997, continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            UNITED KINGDOM (1.3%)
            Electric
   600,000  Pace Micro Technology PLC .......................................  $   758,050
                                                                             --------------
            Telecommunications
    50,000  COLT Telecom Group PLC (ADR)* ...................................      881,250
                                                                             --------------
            TOTAL UNITED KINGDOM  ...........................................    1,639,300
                                                                             --------------
            UNITED STATES (60.3%)
            Aerospace & Defense
    27,900  Raytheon Co. ....................................................    1,332,225
                                                                             --------------
            Broadcast Media
    36,700  American Radio Systems Corp.* ...................................    1,367,075
            Cox Communications, Inc.
    46,600  (Class A)* ......................................................    1,019,375
            Emmis Broadcasting Corp.
    47,200  (Class A)* ......................................................    1,805,400
    20,000  Evergreen Media Corp. (Class A) .................................      775,000
            Heftel Broadcasting Corp.
    17,000  (Class A)* ......................................................      833,000
            Tele-Communications, Inc.
    71,400  (Class A) .......................................................    1,079,925
   141,196  Westinghouse Electric Corp. .....................................    2,859,219
                                                                             --------------
                                                                                 9,738,994
                                                                             --------------
            Business Services
    44,700  Cognizant Corp. .................................................    1,653,900
    42,800  LCC International, Inc. (Class A)* ..............................      545,700
    34,500  Omnicom Group, Inc. .............................................    2,001,000
    60,100  Orbital Sciences Corp.* .........................................      991,650
                                                                             --------------
                                                                                 5,192,250
                                                                             --------------
            Cable Television Equipment
    18,700  CIENA Corp.* ....................................................      871,887
    81,100  Harmonic Lightwaves, Inc.* ......................................    1,297,600
                                                                             --------------
                                                                                 2,169,487
                                                                             --------------
            Communications - Equipment & Software
    24,200  Ascend Communications, Inc.* ....................................    1,349,150
    20,800  Cascade Communications Corp.* ...................................      793,000
    36,000  Cisco Systems, Inc.* ............................................    2,430,000
    19,000  Harris Corp. ....................................................    1,683,875
    24,200  Lucent Technologies, Inc. .......................................    1,539,725
    69,700  Pairgain Technologies, Inc. .....................................  $ 1,454,987
    35,100  Tellabs, Inc. ...................................................    1,763,775
                                                                             --------------
                                                                                11,014,512
                                                                             --------------
            Computer Software
    19,800  Microsoft Corp. .................................................    2,455,200
    44,800  Security Dynamics Technologies, Inc. ............................    1,646,400
   114,700  Trusted Information Systems, Inc. ...............................    1,218,687
                                                                             --------------
                                                                                 5,320,287
                                                                             --------------
            Computer Software & Services
    95,800  Checkfree Corp.* ................................................    1,664,525
   100,800  CUC International, Inc. .........................................    2,318,400
   127,700  GT Interactive Software Corp.* ..................................    1,277,000
    56,500  Sterling Commerce, Inc.* ........................................    1,878,625
                                                                             --------------
                                                                                 7,138,550
                                                                             --------------
            Consumer Services
    63,100  E*TRADE Group, Inc.* ............................................    1,104,250
                                                                             --------------
            Electronics - Defense
    27,500  General Motors Corp. (Class H) ..................................    1,515,938
                                                                             --------------
            Electronics - Semiconductors/Components
    11,300  Intel Corp. .....................................................    1,710,538
    39,100  LSI Logic Corp.* ................................................    1,632,425
    25,100  Maxim Integrated Products, Inc. .................................    1,349,125
    45,200  Motorola, Inc. ..................................................    3,000,150
    20,500  Rambus Inc.* ....................................................      640,625
                                                                             --------------
                                                                                 8,332,863
                                                                             --------------

            Entertainment
    80,900  TCI Satellite Entertainment, Inc.* ..............................      768,550
                                                                             --------------
            Home Entertainment
    55,800  Electronic Arts, Inc.* ..........................................    1,778,625
   178,600  T-HQ, Inc.* .....................................................    1,428,800
                                                                             --------------
                                                                                 3,207,425
                                                                             --------------
            Media
    65,400  Tele-Communication Liberty Media Group (Class A) ................    1,414,275
   184,400  VDI Media* ......................................................    1,659,600
                                                                             --------------
                                                                                 3,073,875
                                                                             --------------
            Publishing
    50,100  Mecklermedia Corp.* .............................................      951,900
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS May 31, 1997, continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Retail
    14,400  Amazon.Com, Inc.* ...............................................  $   259,200
                                                                             --------------
            Telecommunication Equipment
   150,000  Loral Space & Communications Ltd.* ..............................    2,512,500
    15,000  Tekelec* ........................................................      521,250
                                                                             --------------
                                                                                 3,033,750
                                                                             --------------
            Telecommunications
    46,200  Airtouch Communications, Inc. Series B (Conv. Pref.)* ...........    1,362,900
    40,000  Globalstar Telecommunications Ltd. ..............................    1,080,000
    73,300  LCI International, Inc.* ........................................    1,777,525
   307,000  PLD Telekom, Inc.* ..............................................    1,688,500
    50,700  Teleport Communications Group Inc. (Class A)* ...................    1,527,338
    44,000  Winstar Communications, Inc. (Units) ++* ........................    1,100,000
                                                                             --------------
                                                                                 8,536,263
                                                                             --------------
            Wire & Cable
   100,000  Asia Pacific Wire & Cable Corp.  ................................    1,012,500
                                                                             --------------
            TOTAL UNITED STATES  ............................................   73,702,819
                                                                             --------------
            VENEZUELA (1.8%)
            Telecommunications
            Compania Anonima Nacional Telefonos de Venezuela
    60,000  (Class A)(ADR) ..................................................  $ 2,227,500
                                                                             --------------

 TOTAL INVESTMENTS
(Identified Cost $106,507,664)
                                   98.1%   119,914,470
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES .................    1.9      2,325,846
                                -------- -------------
NET ASSETS......................  100.0%  $122,240,316
                                ======== =============

------------
ADR     American Depository Receipt.
GDR     Global Depository Receipt.
RDC     Russian Depository Certificate.
*       Non-income producing security.
**      Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $17,530,264 and the aggregate gross unrealized depreciation is $4,123,458, resulting in net unrealized appreciation of $13,406,806.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
                     Summary of Investments May 31, 1997


                                                          PERCENT OF
INDUSTRY                                     VALUE        NET ASSETS
--------------------------------------- -------------- ------------
Aerospace & Defense.....................  $  1,332,225       1.1%
Broadcast Media.........................     9,738,994       8.0
Business Services.......................     5,192,250       4.2
Cable Television Equipment .............     3,144,487       2.6
Cable/Cellular..........................       918,685       0.8
Communications - Equipment & Software ..    11,014,512       9.0
Communications Equipment ...............     1,746,281       1.4
Computer Software.......................     5,320,288       4.4
Computer Software & Services............     7,138,550       5.8
Consumer Services.......................     1,104,250       0.9
Electric................................       758,050       0.6
Electronic & Electrical Equipment ......     2,046,000       1.7
Electronics.............................     2,800,000       2.3
Electronics - Defense...................     1,515,938       1.2
Electronics - Semiconductors/Components      8,332,863       6.8
Entertainment ..........................       768,550       0.6
Home Entertainment......................     3,207,425       2.6
Media...................................     3,073,875       2.5
Publishing..............................       951,900       0.8
Retail..................................       259,200       0.2
Telecommunication Equipment ............     3,033,750       2.5
Telecommunications .....................    38,498,648      31.6
Utilities-Telephone.....................     7,005,249       5.7
Wire & Cable............................     1,012,500       0.8
                                        --------------  ----------
                                          $119,914,470      98.1%
                                        ==============  ==========

                                             PERCENT OF
TYPE OF INVESTMENT               VALUE        NET ASSETS
--------------------------- -------------- ------------
Common Stocks...............  $118,551,570      97.0%
Convertible Preferred
 Stock......................     1,362,900       1.1
                            -------------- ------------
                              $119,914,470      98.1%
                            ============== ============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997

 ASSETS:
Investments in securities, at value
 (identified cost $106,507,664).......................................  $119,914,470
Cash..................................................................     2,413,294
Receivable for:
  Investments sold....................................................       910,450
  Shares of beneficial interest sold .................................       186,034
  Dividends...........................................................        95,889
  Foreign withholding taxes reclaimed.................................        26,895
  Interest............................................................        25,972
Deferred organizational expenses .....................................       142,809
Prepaid expenses .....................................................        22,659
                                                                      --------------
  TOTAL ASSETS........................................................   123,738,472
                                                                      --------------
LIABILITIES:
Payable for:
  Investments purchased...............................................     1,191,375
  Plan of distribution fee............................................        93,306
  Management fee......................................................        60,017
  Investment advisory fee.............................................        40,011
  Shares of beneficial interest repurchased...........................        13,887
Accrued expenses and other payables...................................        99,560
                                                                      --------------
  TOTAL LIABILITIES...................................................     1,498,156
                                                                      --------------
NET ASSETS:
Paid-in-capital.......................................................   108,305,959
Net unrealized appreciation...........................................    13,406,131
Undistributed net realized gain.......................................       528,226
                                                                      --------------
  NET ASSETS..........................................................  $122,240,316
                                                                      ==============
NET ASSET VALUE PER SHARE,
 10,694,150 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................  $      11.43
                                                                      ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period August 28, 1996* through May 31, 1997

 NET INVESTMENT INCOME:
INCOME
Dividends (net of $62,966 foreign withholding tax)..................  $   588,159
Interest............................................................      286,523
                                                                    -------------
  TOTAL INCOME......................................................      874,682
                                                                    -------------
EXPENSES
Plan of distribution fee............................................      758,025
Management fee......................................................      474,078
Investment advisory fee.............................................      316,052
Transfer agent fees and expenses....................................      137,527
Professional fees...................................................       61,285
Registration fees...................................................       33,514
Shareholder reports and notices.....................................       32,249
Custodian fees......................................................       26,596
Organizational expenses.............................................       25,537
Trustees' fees and expenses.........................................       12,824
Other...............................................................          196
                                                                    -------------
  TOTAL EXPENSES....................................................    1,877,883
                                                                    -------------
  NET INVESTMENT LOSS...............................................   (1,003,201)
                                                                    -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
  Investments.......................................................    1,508,375
  Foreign exchange transactions.....................................       (1,035)
                                                                    -------------
  NET GAIN..........................................................    1,507,340
                                                                    -------------
Net unrealized appreciation on:
  Investments.......................................................   13,406,806
  Translation of other assets and liabilities denominated in
 foreign   currencies...............................................         (675)
                                                                    -------------
  NET APPRECIATION..................................................   13,406,131
                                                                    -------------
  NET GAIN..........................................................   14,913,471
                                                                    -------------
NET INCREASE........................................................  $13,910,270
                                                                    =============

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE PERIOD
                                                                AUGUST 28, 1996*
                                                                    THROUGH
                                                                  MAY 31, 1997
-------------------------------------------------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...........................................   $ (1,003,201)
Net realized gain..............................................      1,507,340
Net unrealized appreciation ...................................     13,406,131
                                                               ----------------
  NET INCREASE.................................................     13,910,270
Net increase from transactions in shares of beneficial
 interest......................................................    108,230,046
                                                               ----------------
  NET INCREASE.................................................    122,140,316
NET ASSETS:
Beginning of period............................................        100,000
                                                               ----------------
  END OF PERIOD................................................   $122,240,316
                                                               ================

* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997

1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Global Telecom Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in securities of domestic and foreign companies operating in all aspects of the telecommunications and information industries. The Fund was organized as a Massachusetts business trust on March 28, 1996 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on August 28, 1996.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997, continued

until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997, continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- InterCapital paid the organizational expenses in the amount of approximately $168,000 which has been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997, continued

consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,967,812 at May 31, 1997.

The Distributor has informed the Fund that for the period ended May 31, 1997, it received approximately $253,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997, continued

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended May 31, 1997 aggregated $178,435,703 and $73,436,415, respectively.

Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At May 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $17,000.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                       FOR THE PERIOD
                      AUGUST 28, 1996*
                           THROUGH
                        MAY 31, 1997
                ----------------------------
                    SHARES        AMOUNT
                --------------- ------------
Sold              11,662,388   $118,594,978
Repurchased         (978,238)   (10,364,932)
                ------------ --------------
Net increase      10,684,150   $108,230,046
                ============ ==============

------------
*      Commencement of operations.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1997, there were no outstanding forward contracts.

8. FEDERAL INCOME TAX STATUS

As of May 31, 1997, the Fund had permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from these differences, paid-in-capital was charged $24,087, undistributed net realized gain was charged $979,114 and net investment loss was credited $1,003,201.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1997, continued

9. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997.

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                          FOR THE PERIOD
                                         AUGUST 28, 1996*
                                             THROUGH
                                           MAY 31, 1997
--------------------------------------- ----------------
PER SHARE OPERATING PERFORMANCE:
                                             $
Net asset value, beginning of period ...        10.00
                                        ----------------
Net investment loss.....................        (0.09)
Net realized and unrealized gain .......         1.52
                                        ----------------
Total from investment operations .......         1.43
                                        ----------------
                                             $
Net asset value, end of period..........        11.43
                                        ================
TOTAL INVESTMENT RETURN+................        14.30%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................         2.38 %(2)
Net investment loss.....................        (1.27)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $122,240
Portfolio turnover rate.................           80%(1)
Average commission rate paid............     $ 0.0283

------------
*      Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW GLOBAL TELECOM TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Global Telecom Trust (the "Fund") at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period August 28, 1996 (commencement of operations) through May 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
July 10, 1997

                  (This page has been left blank intentionally.)

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc L. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

John A. Healey
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officer and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


T C W / D W

                  GLOBAL
                  TELECOM TRUST




                  ANNUAL REPORT
                  MAY 31, 1997